CONDENSED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Series A Preferred Stock Preferred Stock	Series B Preferred Stock Preferred Stock	Series B Preferred Stock Additional Paid-in Capital	Series B Preferred Stock	Series C Preferred Stock Preferred Stock	Series C Preferred Stock Additional Paid-in Capital	Series C Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance as of beginning at Dec. 31, 2020	$ 4,898							$ 9,674	$ 17,232,393	$ (12,257,532)	$ 4,989,433
Balance as of beginning (in shares) at Dec. 31, 2020	4,897,553							9,673,870
Increase (Decrease) in Stockholders' Equity
Issuances of stock, net of issuance costs		$ 1,743	$ 10,121,321	$ 10,123,064
Issuance of Stock for cash, net of issuance costs (in shares)		1,743,481
Stock-based compensation									205,629		205,629
Net loss										(11,814,968)	(11,814,968)
Balance as of ending at Dec. 31, 2021	$ 4,898	$ 1,743						$ 9,674	27,559,343	(24,072,500)	3,503,158
Balance as of ending (in shares) at Dec. 31, 2021	4,897,553	1,743,481						9,673,870
Increase (Decrease) in Stockholders' Equity
Issuances of stock, net of issuance costs		$ 1,356							9,010,822		9,012,178
Issuance of Stock for cash, net of issuance costs (in shares)		1,356,303
Stock-based compensation									76,973		76,973
Net loss										(4,504,659)	(4,504,659)
Balance as of ending at Mar. 31, 2022	$ 4,898	$ 3,099						$ 9,674	36,647,138	(28,577,159)	8,087,650
Balance as of ending (in shares) at Mar. 31, 2022	4,897,553	3,099,784						9,673,870
Balance as of beginning at Dec. 31, 2021	$ 4,898	$ 1,743						$ 9,674	27,559,343	(24,072,500)	3,503,158
Balance as of beginning (in shares) at Dec. 31, 2021	4,897,553	1,743,481						9,673,870
Increase (Decrease) in Stockholders' Equity
Net loss											(6,364,096)
Balance as of ending at Jun. 30, 2022	$ 4,898	$ 3,196						$ 9,674	37,429,885	(30,436,596)	7,011,057
Balance as of ending (in shares) at Jun. 30, 2022	4,897,553	3,195,667						9,673,870
Balance as of beginning at Dec. 31, 2021	$ 4,898	$ 1,743						$ 9,674	27,559,343	(24,072,500)	3,503,158
Balance as of beginning (in shares) at Dec. 31, 2021	4,897,553	1,743,481						9,673,870
Increase (Decrease) in Stockholders' Equity
Issuances of stock, net of issuance costs		$ 1,453	$ 9,613,625	$ 9,615,078	$ 438	$ 3,978,175	$ 3,978,613
Issuance of Stock for cash, net of issuance costs (in shares)		1,452,186			438,367
Stock-based compensation									743,274		743,274
Net loss										(13,690,947)	(13,690,947)
Balance as of ending at Dec. 31, 2022	$ 4,898	$ 3,196			$ 438			$ 9,674	41,894,417	(37,763,447)	4,149,176
Balance as of ending (in shares) at Dec. 31, 2022	4,897,553	3,195,599			438,367			9,673,870
Balance as of beginning at Mar. 31, 2022	$ 4,898	$ 3,099						$ 9,674	36,647,138	(28,577,159)	8,087,650
Balance as of beginning (in shares) at Mar. 31, 2022	4,897,553	3,099,784						9,673,870
Increase (Decrease) in Stockholders' Equity
Issuances of stock, net of issuance costs		$ 97							597,803		597,900
Issuance of Stock for cash, net of issuance costs (in shares)		95,883
Stock-based compensation									184,944		184,944
Net loss										(1,859,437)	(1,859,437)
Balance as of ending at Jun. 30, 2022	$ 4,898	$ 3,196						$ 9,674	37,429,885	(30,436,596)	7,011,057
Balance as of ending (in shares) at Jun. 30, 2022	4,897,553	3,195,667						9,673,870
Balance as of beginning at Dec. 31, 2022	$ 4,898	$ 3,196			$ 438			$ 9,674	41,894,417	(37,763,447)	4,149,176
Balance as of beginning (in shares) at Dec. 31, 2022	4,897,553	3,195,599			438,367			9,673,870
Increase (Decrease) in Stockholders' Equity
Stock-based compensation									368,140		368,140
Net loss										(3,858,722)	(3,858,722)
Balance as of ending at Mar. 31, 2023	$ 4,898	$ 3,196			$ 459			$ 9,674	42,409,578	(41,622,169)	805,636
Balance as of ending (in shares) at Mar. 31, 2023	4,897,553	3,195,599			459,455			9,673,870
Balance as of beginning at Dec. 31, 2022	$ 4,898	$ 3,196			$ 438			$ 9,674	41,894,417	(37,763,447)	4,149,176
Balance as of beginning (in shares) at Dec. 31, 2022	4,897,553	3,195,599			438,367			9,673,870
Increase (Decrease) in Stockholders' Equity
Issuances of stock, net of issuance costs					$ 21				147,021		147,042
Issuance of Stock for cash, net of issuance costs (in shares)					21,088
Net loss											(9,095,263)
Balance as of ending at Jun. 30, 2023								$ 29,253	59,027,867	(46,858,710)	12,198,410
Balance as of ending (in shares) at Jun. 30, 2023								29,253,251
Balance as of beginning at Mar. 31, 2023	$ 4,898	$ 3,196			$ 459			$ 9,674	42,409,578	(41,622,169)	805,636
Balance as of beginning (in shares) at Mar. 31, 2023	4,897,553	3,195,599			459,455			9,673,870
Increase (Decrease) in Stockholders' Equity
Issuances of stock, net of issuance costs								$ 2,375	15,285,486		15,287,860
Issuance of Stock for cash, net of issuance costs (in shares)								2,374,641
Stock-based compensation									390,120		390,120
Net loss										(5,236,541)	(5,236,541)
Balance as of ending at Jun. 30, 2023								$ 29,253	$ 59,027,867	$ (46,858,710)	$ 12,198,410
Balance as of ending (in shares) at Jun. 30, 2023								29,253,251